COMMON SHARES (Details Narrative 3) - USD ($)																							3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2016	Aug. 16, 2016	Aug. 07, 2016	Jun. 26, 2016	Jun. 14, 2016	Jun. 13, 2016	Jun. 02, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 15, 2016	Feb. 03, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 02, 2015	Oct. 26, 2015	Oct. 12, 2015	Dec. 08, 2014	Sep. 21, 2014	Jan. 09, 2014	Oct. 08, 2013	Nov. 20, 2012	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Feb. 29, 2016
Issuance of shares for services (shares)			143,000						875,000	85,000			540,000		625,000	690,000	375,000			345,132	88,496			8,035,000
Issuance of shares for services			$ 11,440						$ 42,467	$ 5,685			$ 181,440										$ 136,000		$ 94,000	$ 641,000	$ 1,480,000	$ 1,574,000	$ 3,220,000	$ 758,000
Warrant exercise term								1 year 6 months
Warrant exercise price								$ 0.058						$ 0.10										$ 0.1400			$ 0.1400	$ 0.1400
Gross proceeds from subscription agreement																							145,000
Fair value of warrants																							$ 208,597
Number of common stock issued upon new issue (shares)														1,000,000				209,041	280,592			331,859
Common shares, par value (in dollars per share)														$ 0.001									$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Value of common stock issued upon new issue																			$ 59,000			$ 101,000	$ 215,000			$ 611,000	$ 347,000	$ 347,000	$ 900,000	$ 891,000
Issuance of common stock for debt		$ 24,000
Issuance of common stock for debt (shares)		400,000
Issuance of common stock upon exercise of warrants								$ 40,235
Issuance of common stock upon exercise of warrants (shares)								700,000
Number of shares cancelled					85,000
Share Purchase Agreement [Member]
Number of common stock issued upon new issue (shares)				500,000
Warrant [Member]
Warrant exercise term												3 years
Warrant exercise price												$ 0.06
Number of shares called by warrant												1,500,000
Fair value of warrants												$ 87,331
Offering [Member]
Warrant exercise price											$ 0.10
Gross proceeds from subscription agreement											$ 1,925,000
Number of shares called by warrant											17,500,000
Stock shares subscribed											35,000,000
Share price (per shares)											$ 0.055
Securities sold in offering (percent)											50.00%
Offering [Member] | Maxim Group LLC [Member]
Warrant exercise price											$ 0.0605
Number of shares called by warrant											2,800,000
Stock shares subscribed											1,400,000
Share price (per shares)											$ 0.11
Fair value of warrants											$ 224,413
Offering [Member] | Warrant [Member]
Warrant exercise term											5 years
Warrant exercise price																															$ 0.10
Fair value of warrants											$ 933,358
Offering [Member] | Warrant [Member] | Maxim Group LLC [Member]
Commision rate (percent)											7.00%
July Offering [Member]
Gross proceeds from subscription agreement															$ 225,526
Stock shares subscribed							7,658,129								21,588,871
Share price (per shares)															$ 0.0104
Issuance of common stock for debt							$ 145,525
Issuance of common stock for debt (shares)							13,930,742
Consultant [Member]
Issuance of shares for services (shares)	500,000					1,000,000			1,000,000
Issuance of shares for services	$ 34,450					$ 72,733			$ 89,000
2014 Incentive plan [Member]
Issuance of common stock - share based compensation						$ 632,208
Issuance of common stock - share based compensation (shares)						7,103,467